Derivative Financial Instruments - Impact of Gains and Losses Related to Interest Rate Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2020	Aug. 01, 2020	May 02, 2020	Nov. 02, 2019	Aug. 03, 2019	May 04, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Partners' Equity, beginning balance	$ 1,149,096	$ 977,571	$ 988,219	$ 925,302	$ 885,150	$ 857,039	$ 988,219	$ 857,039	$ 857,039
Gain (loss) deferred into AOCI	(278)	(606)	(4,434)	(1,317)	(9,632)	(3,510)
Increase (decrease) to interest expense	(2,590)	(2,874)	(1,893)	(146)	708	882
Loss on swaps from debt refinancing in other (income) expense, net (net of tax impact of $330)	1,000
Partners' Equity, ending balance		1,149,096	977,571	969,083	925,302	885,150		969,083	988,219	$ 857,039
New Academy Holding Company, LLC
Derivative Instruments, Gain (Loss) [Line Items]
Partners' Equity, beginning balance			988,219			857,039	988,219	857,039	857,039	832,687	$ 756,262
Gain (loss) deferred into AOCI									(16,096)	(2,625)	5,876
Increase (decrease) to interest expense									418	(1,106)	(7,497)
Partners' Equity, ending balance									988,219	857,039	832,687
Accumulated Other Comprehensive Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Partners' Equity, beginning balance	(8,339)	(10,607)	(8,066)	(6,284)	4,056	8,448	(8,066)	8,448	8,448
Gain (loss) deferred into AOCI	(278)	(606)	(4,434)	(1,317)	(9,632)	(3,510)
Increase (decrease) to interest expense	(2,590)	(2,874)	(1,893)	(146)	708	882
Loss on swaps from debt refinancing in other (income) expense, net (net of tax impact of $330)	1,000
Partners' Equity, ending balance	(5,027)	$ (8,339)	(10,607)	(7,455)	$ (6,284)	4,056	(5,027)	(7,455)	(8,066)	8,448
Accumulated Other Comprehensive Income (Loss) | New Academy Holding Company, LLC
Derivative Instruments, Gain (Loss) [Line Items]
Partners' Equity, beginning balance			$ (8,066)			$ 8,448	(8,066)	8,448	8,448	9,967	(3,406)
Gain (loss) deferred into AOCI									(16,096)	(2,625)	5,876
Increase (decrease) to interest expense									418	(1,106)	(7,497)
Partners' Equity, ending balance									(8,066)	8,448	9,967
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred into AOCI	(278)			(1,317)			(5,318)	(14,459)
Increase (decrease) to interest expense	(2,590)			$ (146)			(7,357)	$ 1,444
Loss on swaps from debt refinancing in other (income) expense, net (net of tax impact of $330)	$ 1,000						$ 1,000
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent | New Academy Holding Company, LLC
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred into AOCI									(16,096)	(2,625)	5,876
Increase (decrease) to interest expense									$ (418)	$ 1,106	$ 7,497